Available-for-sale Investments	12 Months Ended
Dec. 31, 2016
Available-for-sale Investments [Abstract]
Available-for-sale Investments

8.  Available-for-sale Investments

In October 2014, the Company acquired Series B convertible redeemable preferred shares of Particle Inc. (“Particle”), representing 9.34% of the equity interest, on an as-if converted basis with a total cash consideration of US$6.0 million (RMB36.8 million) and recorded the Series B convertible redeemable preferred shares investment in Particle as available-for-sale investments. Particle owns Yidian Zixun, a personalized news and life-style information application in the PRC, which allows users to define and explore desired content over mobile device. In December 2014, the Company acquired ordinary shares of Particle and recorded in equity investment (see Note 9). As of December 31, 2014, including the Series B convertible redeemable preferred shares and ordinary shares of Particle, the Company owned approximately 18.42% equity interest of Particle on an as-if converted basis.

In April 2015, the Company acquired Series C convertible redeemable preferred shares of Particle with a cash consideration of US$30.0 million (RMB183.5 million), and acquired additional ordinary shares and Class A ordinary shares from certain investors of Particle with a total cash consideration of US$27.6 million (RMB168.5 million). Following the transactions, also in April 2015, Particle repurchased all the ordinary shares and Class A ordinary shares held by the Company, including ordinary shares purchased by the Company in 2014, and issued to the Company one Series C convertible redeemable preferred share for each ordinary share or Class A ordinary share. The gain on disposal of ordinary shares and Class A ordinary shares and acquisition of Series C convertible redeemable preferred shares was RMB4.6 million for the year ended December 31, 2015. As of December 31, 2015, the Company held Series B and Series C convertible redeemable preferred shares of Particle, which had been accounted for as available-for-sale investments, representing approximately 46.95% equity interest of Particle on an as-if converted basis.

In August 2016, Particle completed Series D financing activity with an associate company of Guangdong OPPO Mobile Telecommunications Ltd. (“OPPO”), a leading manufacturer of smartphones and other electronic products in the PRC by issuing Series D convertible redeemable preferred shares to OPPO. The Company did not participate in the Series D financing activity and its equity interest of Particle was partly diluted.

In December 2016, the Company acquired Series D1 convertible redeemable preferred shares of Particle through converting convertible loans due from Particle (see Note 10) with an aggregate amount of US$20.7 million (RMB143.8 million). As of December 31, 2016, the Company held Series B, Series C and Series D1 convertible redeemable preferred shares, which had been accounted for as available-for-sale investments, representing approximately 44.2% equity interest of Particle on an as-if converted basis.

The Company has determined that its investments in Series B, Series C and Series D1 convertible redeemable preferred shares of Particle are not considered in-substance common stock and are therefore not within the scope of ASC 323 Equity Method and Joint Ventures. The Company’s investments in Series B, Series C and Series D1 convertible redeemable preferred shares of Particle are classified as available-for-sale investments and reported at fair value, which is estimated by management after considering valuation reports prepared by a reputable and independent appraisal firm on a recurring basis. As the Company does not expect to sell or redeem the Series B, Series C and Series D1 convertible redeemable preferred shares within one year, they are classified as long-term available-for-sale investments.

Total unrealized gains on available-for-sale investments recorded in accumulated other comprehensive income were RMB56.2 million and RMB303.5 million (US$43.7 million) as of December 31, 2015 and 2016, respectively. The fair value of available-for-sale investments in Particle were RMB514.0 million and RMB939.4 million (US$135.3 million) as of December 31, 2015 and 2016, respectively (see Note 19).